Fair Value Measurements And Financial Instruments	12 Months Ended
Dec. 28, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements And Financial Instruments
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
The fair value measurement accounting standard, codified in ASC Topic 820, Fair Value Measurement (ASC Topic 820), provides a framework for measuring fair value and defines fair value as the price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. The standard establishes a valuation hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on independent market data sources. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available. The valuation hierarchy is composed of three categories. The categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The categories within the valuation hierarchy are described as follows:

•	Level 1 – Inputs to the fair value measurement are quoted prices in active markets for identical assets or liabilities.

•
Level 2 – Inputs to the fair value measurement include quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Inputs to the fair value measurement are unobservable inputs or valuation techniques.
Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The fair value measurement standard applies to certain financial assets and liabilities that are measured at fair value on a recurring basis (each reporting period). These financial assets and liabilities include money-market securities, trading marketable securities, available-for-sale marketable securities and derivative instruments. The Company continues to record these items at fair value on a recurring basis and the fair value measurements are applied using ASC Topic 820. The Company does not have any material nonfinancial assets or liabilities that are measured at fair value on a recurring basis. A summary of the valuation methodologies used for the respective financial assets and liabilities measured at fair value on a recurring basis is as follows:
Money-market securities: The Company’s money-market securities include funds that are traded in active markets and are recorded at fair value based upon the quoted market prices. The Company classifies these securities as level 1.
Trading securities: The Company’s trading securities include publicly-traded mutual funds that are traded in active markets and are recorded at fair value based upon quoted market prices of the net asset values of the funds. The Company classifies these securities as level 1.
Available-for-sale securities: The Company’s available-for-sale securities include publicly-traded equity securities that are traded in active markets and are recorded at fair value based upon the closing stock prices. The Company classifies these securities as level 1.
Derivative instruments: The Company’s derivative instruments consist of foreign currency exchange contracts and interest rate swap contracts. The Company classifies these instruments as level 2 as the fair value is determined using inputs other than observable quoted market prices. These inputs include spot and forward foreign currency exchange rates and interest rates that the Company obtains from standard market data providers. The fair value of the Company’s outstanding foreign currency exchange contracts was not material at December 28, 2013 or December 29, 2012.
Contingent Consideration: In connection with certain business combinations or purchases of intellectual property the Company may agree to provide future contingent consideration payments. Payment of the additional consideration is generally contingent on the acquired company reaching certain performance milestones, including attaining specified revenue levels, achieving product development targets or receiving regulatory approvals to market products. Contingent consideration is recognized on the acquisition date at the estimated fair value of the contingent milestone payment(s). The acquisition date fair value is measured based on the consideration expected to be transferred (probability-weighted), discounted back to present value. The discount rate used is determined at the time of measurement in accordance with accepted valuation methods. The fair value of the contingent consideration is remeasured to its estimated fair value at each reporting period with the change in fair value recognized in selling, general and administrative expense in the Company's Consolidated Statements of Earnings. The Company measures the liability on a recurring basis using Level 3 inputs including projected revenues or cash flows, growth rates, discount rates, probabilities of payment and projected payment dates. Projected revenues are based on the Company's most recent internal operating budgets and long-term strategic plans. Increases or decreases to any of the inputs may result in significantly higher or lower fair value measurements.
A summary of assets and liabilities measured at fair value on a recurring basis at December 28, 2013 and December 29, 2012 is as follows (in millions):

	Balance Sheet Classification	December 28, 2013	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$875	$875	$—	$—
Available-for-sale securities	Other current assets	35	35	—	—
Trading securities	Other assets	279	279	—	—
Total assets		1,189	1,189	—	—

Liabilities
Contingent consideration	Other liabilities	195	—	—	195
Total liabilities		$195	$—	$—	$195

	Balance Sheet Classification	December 29, 2012	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$964	$964	$—	$—
Available-for-sale securities	Other current assets	41	41	—	—
Trading securities	Other assets	231	231	—	—
Total assets		$1,236	$1,236	$—	$—

The recurring Level 3 fair value measurements of our contingent consideration liability include the following significant unobservable inputs (in millions):

Contingent Consideration Liability	Fair Value as of December 28, 2013	Valuation Technique	Unobservable Input	Range

Endosense regulatory-based milestone	$139	Probability Weighted Discounted Cash Flow	Discount Rate	1.15%	-	1.59%
			Probability of Payment			90%
			Projected Year of Payment			2014

Nanostim regulatory-based milestone	56	Probability Weighted Discounted Cash Flow	Discount Rate			5.00%
			Probability of Payment			100%
			Projected Years of Three Annual Payments	2016, 2017, 2018
Total contingent consideration liability	$195

Additionally, the following table provides a reconciliation of the beginning and ending balances of the Company's contingent consideration liability associated with its Endosense acquisition subsequent to August 19, 2013 and its Nanostim acquisition subsequent to October 11, 2013, as of December 28, 2013 (in millions):

	Endosense	Nanostim	Total
Balance as of December 29, 2012	$—	$—	$—
Purchase price contingent consideration	132	56	188
Change in fair value of contingent consideration	1	—	1
Foreign currency translation	6	—	6
Balance as of December 28, 2013	$139	$56	$195

The Company also had $498 million and $230 million of cash equivalents invested in short-term deposits and interest and non-interest bearing bank accounts at December 28, 2013 and December 29, 2012, respectively.
Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis
The fair value measurement standard also applies to certain nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis. A summary of the valuation methodologies used for the respective nonfinancial assets and liabilities measured at fair value on a nonrecurring basis is as follows:
Long-lived assets: The Company reviews the carrying amount of its long-lived assets other than goodwill and indefinite-lived intangible assets for potential impairment whenever events or changes in circumstance include a significant decrease in market price, a significant adverse change in the extent or manner in which an asset is being used or a significant adverse change in the legal or business climate. The Company measures the fair value of its long-lived assets, such as its definite-lived intangible assets and property, plant and equipment using independent appraisals, market models and discounted cash flow models. A discounted cash flow model requires inputs to a present value cash flow calculation including a risk-adjusted discount rate, operating budgets, long-term strategic plans and remaining useful lives of the asset or asset group. If the carrying value of the Company’s long-lived assets (excluding goodwill and indefinite-lived intangible assets) exceeds the related undiscounted future cash flows, the carrying value is written down to the fair value in the period identified.
The Company also reviews the carrying value of its goodwill and indefinite-lived intangible assets at least annually to determine if any adverse conditions exist that would indicate a potential impairment by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and project-based performance toward regulatory approvals. During 2013, the Company performed a qualitative assessment of its indefinite-lived intangible assets by considering many of the above factors and subsequently determined that a quantitative impairment analysis was further necessary for certain CATD indefinite-lived tradename and IPR&D assets. The Company utilized a discounted cash flow model for each individual asset level under scrutiny and recognized an impairment charge of $29 million to write-down the related assets to their estimated fair value of $50 million. The impairments were due primarily to the Company's revised expectations, including an increase in the cost and length of time to bring the related products to market through U.S. regulatory approval. The fair value measurements of these intangible assets are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs used to measure fair value, including the terminal growth rate, royalty rate, discount rate and projected future cash flows.
During 2012, the Company determined that certain neuromodulation purchased technology intangible assets were impaired and recognized a $23 million impairment charge to write-down the intangible assets to their estimated fair value of $3 million. The Company also determined that certain purchased technology intangible assets in the Company's CATD segment were fully impaired as the related product lines were discontinued and recognized an $8 million impairment charge as these intangible assets had no discrete future cash flows. The fair value measurements of both of these intangible assets are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs to measure fair value, including the terminal growth rate, royalty rate, discount rate and projected future cash flows.
During 2011, the Company initiated restructuring actions resulting in the planned future closure of its cardiac rhythm management manufacturing facility in Sweden, resulting in the recognition of a $12 million impairment charge to write-down the facility to its estimated fair value of $13 million. The fair value measurement of the facility is considered Level 2 in the fair value hierarchy due to the use of observable inputs, specifically comparable third party sale prices for similar facilities.
During 2013, 2012 and 2011, the Company recognized $13 million, $2 million and $52 million, respectively, of intangible asset impairments primarily associated with customer relationship intangible assets acquired in connection with legacy acquisitions of businesses involved in the distribution of the Company's products. Due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, the Company determined that these intangible assets had no future discrete cash flows and were fully impaired. Refer to Note 9 for further details of these charges.
Cost method investments: The Company also holds investments in equity securities that are accounted for as cost method investments, which are classified as other assets and measured at fair value on a nonrecurring basis. The carrying value of these investments approximated $69 million and $151 million at December 28, 2013 and December 29, 2012, respectively. The fair value of the Company’s cost method investments is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of these investments. When measured on a nonrecurring basis, the Company’s cost method investments are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs to measure fair value.
Fair Value Measurements of Other Financial Instruments
The aggregate fair value of the Company’s fixed-rate senior notes at December 28, 2013 (measured using quoted prices in active markets) was $2,236 million compared to the aggregate carrying value of $2,304 million (inclusive of the terminated interest rate swap). The fair value of the Company’s variable-rate debt obligations at December 28, 2013 approximated their aggregate $1,276 million carrying value due to the variable interest rate and short-term nature of these instruments.